                                                   As filed pursuant to Rule 497
                                                   Registration No. 333-65965
                                                   and 811-09003







                     ANCHOR NATIONAL LIFE INSURANCE COMPANY


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                         VARIABLE ANNUITY ACCOUNT SEVEN


                SUPPLEMENT TO THE POLARIS II A-CLASS PROSPECTUS
                             DATED OCTOBER 18, 1999


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       The date of the prospectus has been changed to December 29, 1999.


Date:  January 24, 2000




               Please keep this Supplement with your Prospectus.